CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (1,883,477)	$ (1,275,846)	$ (1,906,599)	$ (4,905,518)
Adjustments to reconcile net loss to net cash used in operating activities
Accretion and revisions of asset retirement obligations	9,118	2,129	2,670	66,172
Amortization of debt discount	210,000	0
Amortization of debt discount and financing warrants	6,237	30,617	40,823	40,823
Depletion, depreciation, and amortization	78,234	106,887	132,339	570,337
Gain on settlement of asset retirement obligation			(27,850)	(3,721)
Gain on sale of oil and gas properties			(125,774)	0
Gain from legal settlement agreement			0	(637,248)
Impairment of oil and natural gas properties	0	0	0	867,048
Stock based compensation	236,221	72,071	86,733	567,112
Stock grants in exchange for services			0	169,210
Change in operating assets and liabilities
Accounts receivable	6,624	(5,677)	(6,689)	3,875
Management fee receivable - affiliate	(70,272)	(3,413)	(5,972)	(7,217)
Prepaid expense	(145)	5,238	(1,217)	13,112
Accounts payable	151,736	(418,151)	(1,112,210)	876,507
Accrued liabilities - related parties	(255,441)	326,127	684,794	327,245
Accrued liabilities	(7,422)	(125,515)	211,872	313,410
Accrued interest note payable - affiliate	50,000	0
Net cash used in operating activities	(1,468,587)	(1,350,357)	(2,027,080)	(1,738,853)
CASH FLOWS FROM INVESTING ACTIVITIES:
Lease purchases, drilling capital expenditures	0	(18,442)	(18,442)	(1,058,704)
Proceeds from sale of assets	0	8,294	97,094	0
Revisions of furniture and fixtures	3,261	0
Net cash provided used by investing activities	3,261	(10,148)	78,652	(1,058,704)
CASH FLOWS FROM FINANCING ACTIVITIES:
Non-controlling interest contributions	1,170,000	1,372,000	2,112,000	2,917,000
Debt financing proceeds - affiliate	820,000	0
Principal payments on debt financing			(109,500)	(120,000)
Principal payments of debt financing	(570,500)	(8,000)
Net cash provided by financing activities	1,419,500	1,364,000	2,002,500	2,797,000
Net Change in Cash and Cash Equivalents	(45,826)	3,495	54,072	(557)
Beginning Cash and Cash Equivalents	56,456	2,384	2,384	2,941
Ending Cash and Cash Equivalents	10,630	5,879	56,456	2,384
Cash paid for:
Interest	20,469	33,633	46,056	40,053
Non-cash investing and financing activities:
Interest - Accrued interest on Roger's settlement	274,264	0	88,060	0
Accrued capital expenditures	0	233,323	$ 230,661	$ 293,304
Revisions to depreciation	4,864	0
Intangible Assets	$ 17,630,000	$ 0